Purchase of Petrosonic Albania Sha.	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 2: Purchase of Petrosonic Albania Sha.

On July 27, 2012, the Company acquired certain assets from Sonoro Energy Ltd. including (i) certain technology relating to the treatment and upgrading of heavy oil by sonicated solvent de-asphalting, (ii) 60,000 shares (89% holding) of Petrosonic Albania Sha. pursuant to a share purchase agreement and (iii) sonic reactors located in Albania and Richmond, British Columbia and a solvent recovery system located in or around Turin, Italy. In exchange for the assets, the Company agreed to pay to Sonoro the following consideration: (i) CAD$250,000, (ii) a convertible debenture in the principal amount of CAD$250,000 and (iii) a 10% royalty interest in our realized net revenues for a period of 10 years from the time we commence commercial operations, which is defined as the date upon which we process an average of 50 barrels of feed stock per day over a period of 30 consecutive days utilizing the technology acquired. The fair value allocation is CAD$250,000 for the 89% interest of Petrosonic Albania Sha., CAD$200,000 for the equipment and CAD$50,000 for the technology. Effective July 27, 2012 the Company’s primary operations consist of utilizing the assets to develop a business relating to the treatment and upgrading of heavy oil by sonicating solvent de-asphalting and operating the business of Petrosonic Albania Sha.

Immediately before the sale, Sonoro Energy Ltd.'s ownership of Petrosonic Albania Sha. was 89%; thus, there is a reclassification of $30,899 or 11% from additional paid in capital to non-controlling interest representing the extrapolated fair value of the entity based on the CAD$250,000 fair value of the 89% interest.

The Purchase and Sale is accounted for using the purchase method. As a result of the merger, Petrosonic Albania Sha. became a majority owned subsidiary of the Company. The assets and liabilities of the acquired entity have been brought forward at their fair value.

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price
Cash at closing	250,000
Convertible Note Payable	250,000
Total Purchase Price	500,000

Purchase Price Allocation
Cash	11,524
Accounts Receivable	43,909
Equipment	609,432
Accounts Payable	(9,806)
Non-Controlling Interest	(65,506)
589,553
Bargain Purchase Gain	(89,553)
Total Purchase Price	500,000